Related Party Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions
12.	RELATED PARTY TRANSACTIONS

Name of related parties	Relationship with the Group
Telstra International Limited	A wholly-owned subsidiary of the Company’s major shareholder

Beijing Australian Telecommunications Technical Consulting Limited	A wholly-owned subsidiary of the Company’s major shareholder

Mango JV	A equity-method investee of the Company’s subsidiary

During the year ended December 31, 2014, Telstra International Limited provided network maintenance services amounting to RMB384 to Autohome Information.

During the year ended December 31, 2014, an executive of Telstra International Limited provided consulting services amounting to RMB266 to the Group. The outstanding balance has been paid in full as of December 31, 2014.

During the year ended December 31, 2014, an executive of Beijing Australian Telecommunications Technical Consulting Limited provided consulting services amounting to RMB218 to the Group. The outstanding balance has been paid in full as of December 31, 2014.

During the year ended December 31, 2015, Telstra International Limited provided network services amounting to RMB261 (US$40) to Autohome Information. The outstanding balance has been paid in full as of December 31, 2015.

During the year ended December 31, 2015, the Group facilitated the sales of Mango JV’s vehicles through the Autohome Mall platform and charged commission fee amounting to RMB1,645 (US$254). The outstanding receivable has not been settled as of December 31, 2015.

As of December 31, 2015, the outstanding payable of RMB23,444 (US$3,619) to Mango JV represents the proceeds from vehicle sales on the Autohome Mall platform collected by the Group on behalf of Mango JV.

The Group had the following related party receivables outstanding as of December 31, 2014 and 2015:

	December 31,
	2014	2015
	RMB	RMB	US$
Mango JV	—	1,645	254

The Group had the following related party payables outstanding as of December 31, 2014 and 2015:

	December 31,
	2014	2015
	RMB	RMB	US$
Telstra International Limited	33	—	—
Mango JV	—	23,444	3,619

	33	23,444	3,619